Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash	$ 12,960	$ 562	$ 7,333
Accounts receivable, net	10,110	11,870	9,128
Inventory	21,127	10,202	9,653
Deferred tax assets	1,995	1,995	1,607
Prepaid expenses and other current assets		1,416	1,350
Income tax receivable	3,402	164
Prepaid expenses and other current assets	2,201	1,252
Total current assets	51,795	26,045	29,071
Property and equipment, net	5,517	4,298	1,555
Goodwill	30,809	30,809	30,809
Intangible assets, net	1,131	1,176	180
Deferred tax assets, long-term	4,115	4,650	5,527
Deferred initial public offering costs		5,343
Other non-current assets	145	108	119
Total assets	93,512	72,429	67,261
CURRENT LIABILITIES:
Accounts payable	4,290	861	10,484
Related-party payable		1,305	6
Accrued liabilities	8,699	7,452	5,546
Total current liabilities	12,989	9,618	16,036
Credit facility		12,796
Convertible preferred stock warrant liability		2,157
Other non-current liabilities	878	921
Total liabilities	13,867	25,492	16,036
Commitments and contingencies
Convertible preferred stock		81,373	81,373
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock
Common stock	17	1	1
Additional paid-in capital	111,140	4,392	4,719
Accumulated deficit	(31,512)	(38,829)	(34,868)
Total stockholders' equity (deficit)	79,645	(34,436)	(30,148)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 93,512	$ 72,429	$ 67,261